Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Taxes
Schedule of components of deferred tax assets

	December 31,
	2012	2011
Net operating losses	$38,131,000	$22,809,000
Research & development credits	4,771,000	3,711,000
Start-up expenditures	5,661,000	6,108,000
Stock compensation	518,000	198,000
Depreciation	237,000	79,000
Accruals	129,000	96,000
Deferred revenue	—	1,533,000
Valuation allowance	(49,447,000)	(34,534,000)

Total deferred income taxes	$—	$—

Schedule of components of net income tax benefit

	2012	2011	2010
Benefit for income taxes
Current	$—	$—	$—
Deferred	14,913,000	4,840,000	6,536,000
Valuation allowance	(14,913,000)	(4,840,000)	(6,536,000)

Net income tax benefit	$—	$—	$—

Schedule of reconciliation of difference between benefit for income taxes and income taxes at the statutory U.S. federal income tax rate

	2012	2011	2010
Income tax benefit at statutory rate	$12,512,000	$3,791,000	$5,451,000
State income taxes	1,980,000	595,000	935,000
Research & development credits	542,000	2,926,000	—
Return to provision adjustments	475,000	(36,000)	(3,000)
Permanent items	(596,000)	(324,000)	(2,000)
Federal benefit of prior year state deferred items	—	(2,112,000)	155,000
Valuation allowance	(14,913,000)	(4,840,000)	(6,536,000)

Net benefit	$—	$—	$—

Schedule of reconciliation of the total gross amounts of unrecognized tax benefits

	2012	2011	2010
Balance at beginning of year	$655,000	$—	$—
Additions based on tax positions related to current year	187,000	655,000	—
Reductions for tax positions of prior years	—	—	—
Settlements	—	—	—

Balance at end of year	$842,000	$655,000	$—